Pension and Other Postretirement Employee Benefit Plans (Weighted Average Assumptions Used to Determine Net Periodic Pension Cost) (FY) (Details) - Pension benefit plans	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.90%	0.60%
Expected long-term return on plan assets	3.10%	2.30%
Rate of compensation increase	2.50%	2.10%